VANECK FABLESS SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Bermuda : 4.8%
Marvell Technology, Inc.
(USD) 32,368 $ 2,505,283
Underline
Taiwan : 2.1%
Silicon Motion Technology
Corp. (ADR) 14,514 1,091,017
Underline
United Kingdom : 4.8%
ARM Holdings PLC (ADR) * † 15,734 2,544,818
Underline
United States : 88.2%
Advanced Micro Devices,
Inc. * 20,260 2,874,894
Allegro MicroSystems, Inc. * 29,720 1,016,127
Ambarella, Inc. * 15,582 1,029,425
Astera Labs, Inc. * 23,363 2,112,482
Broadcom, Inc. 29,111 8,024,447
Cadence Design Systems,
Inc. * 7,989 2,461,810
Cirrus Logic, Inc. * 18,469 1,925,486
Impinj, Inc. * 6,256 694,854
Lattice Semiconductor
Corp. * 28,418 1,392,198
Monolithic Power Systems,
Inc. 3,064 2,240,948
Number
of Shares Value
United States (continued)
NVIDIA Corp. 68,730 $ 10,858,652
Power Integrations, Inc. 17,320 968,188
Qualcomm, Inc. 15,388 2,450,693
Rambus, Inc. * 34,529 2,210,547
Semtech Corp. * 25,862 1,167,411
Silicon Laboratories, Inc. * 7,779 1,146,313
SiTime Corp. * 4,358 928,603
Synaptics, Inc. * 8,497 550,776
Synopsys, Inc. * 4,411 2,261,431
46,315,285
Total Common Stocks
(Cost: $47,168,849) 52,456,403
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.6%
Money Market Fund: 2.6%
(Cost: $1,352,000)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,352,000 1,352,000
Total Investments: 102.5%
(Cost: $48,520,849) 53,808,403
Liabilities in excess of other assets: (2.5)% (1,335,771)
NET ASSETS: 100.0% $ 52,472,632
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,293,920.
* Non-income producing